BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Organization, Business Operation And Going Concern [Line Items]
Net income	$ (12,238,000)	$ (2,607,000)	$ (17,050,000)	$ (5,004,000)
Accumulated deficit	39,910,000		39,910,000		$ 22,860,000
Net cash used in operating activities			3,251,000	$ 3,523,000
Working capital deficit			31,200,000
Impairment of goodwill			0
Investment recorded at cost	$ 45,000		45,000		$ 45,000
Impairment			$ 0